Share Capital (Details) - Schedule of Share Purchase Warrants - Warrants [member]	12 Months Ended
	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 $ / shares shares
Share Capital (Details) - Schedule of Share Purchase Warrants [Line Items]
Number of Warrants, Beginning	5,382,423	2,656,753	2,843,567
weighted average exercise price, Beginning	$ 1.71	$ 1.52	$ 0.68
Number of Warrants, Expired (in Shares) | shares	(4,210,438)		(1,095,497)
weighted average exercise price, Expired	$ 1.73		$ 0.76
Number of Warrants, Issued (in Shares) | shares	1,177,444	2,786,723	2,610,437
weighted average exercise price, Issued	$ 1.83	$ 1.86	$ 1.52
Number of Warrants, Exercised (in Shares) | shares		(61,053)	(1,701,754)
weighted average exercise price, Exercised		$ 0.8	$ 0.65
Number of Warrants, Ending	2,349,429	5,382,423	2,656,753
weighted average exercise price, Ending	$ 1.69	$ 1.71	$ 1.52